FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Finance Expenses
Schedule of Finance Expenses
	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
Interest expense and other finance expenses	55	59	50
Interest for lease liabilities	20	18	18
Finance expenses	75	77	68